Related party transactions	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Related party transactions
11. Related party transactions
SSU’s parent is SIGNA International Sports Holding GmbH, Munich, Germany and the SSU’s ultimate controlling party is SIGNA Retail GmbH, Vienna, Austria. The next more senior parent that produces consolidated financial statements is SIGNA Retail AG, Zürich, Switzerland.
Transactions and outstanding balances with related parties exist between the consolidated companies of SIGNA Sports United GmbH (see note 14) and the other companies of SIGNA Retail Selection Group, consisting of SIGNA Retail Selection AG, Zürich/Switzerland and its direct and indirect subsidiaries outside the consolidated companies of SIGNA Sports United GmbH, as well as with associated companies and joint ventures (e.g. Teamstolz GmbH and AEON SIGNA Sports United Co., Ltd.), and with members of management in key positions and the Advisory Board of SIGNA Sports United GmbH.
Transactions and outstanding balances with related parties are explained below. Please refer to note 12 for the remuneration of Executive Management and the Advisory Board.

During the year, group entities entered into the following transactions with related parties who are not members of the Group:

	Transaction values			Balance outstanding
	September 30,
EUR million	2021	2020	2019	2021	2020
Sale of goods and services
OUTFITTER GmbH	—	0.8	0.0	—	—
Karstadt Sports	—	—	0.9	—	—
SportScheck GmbH	0.4	—	—	0.5	0.3
Purchase of goods and services
OUTFITTER GmbH	—	0.5	13.1	—	1.5
Karstadt Sports	—	2.2	18.6	—	0.2
Galeria Karstadt Kaufhof GmbH	0.4	5.4	—	0.0	0.1
SportScheck GmbH	2.7	0.2	—	0.2	—
SIGNA Retail Selection AG	0.5	0.4	—	0.2	0.4
SIGNA Real Estate Management Germany GmbH	0.1	—	—	—	—
SIGNA Informationstechnologie GmbH	0.1	—	—	—	—
o5 Logistik GmbH	—	0.2	—	—	—
SIGNA Retail GmbH	0.7	0.4	0.4	—	—
SIGNA Financial Services AG	1.5	—	1.5	4.0	—
Financial liabilities and interest
SIGNA International Sports Holding GmbH	—	—		—	—
Convertible Loan and related interest	0.8	2.7	—	—	50.7
Shareholder Loan and related interest	—	—	5.7	—	—
All outstanding balances with these related parties are to be settled in cash within two months of the reporting date. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.
With effect from April 3, 2018, both Internetstores Holding and Tennis-Point have entered into a partnership agreement with Karstadt Sports GmbH, Essen/Germany, (hereinafter also referred to as “Karstadt”), a subsidiary of Karstadt Warenhaus GmbH. The subject of the agreement is a cooperation in the bicycle and tennis business segments using Karstadt stores.
Karstadt is compensated for its retail space and sales services by a monthly rental payment, a marketing fee, a purchase commission, a sales commission and cost of goods. In a second phase, Internetstores Holding and Tennis-Point will be responsible for the complete merchandise purchasing and also for the logistics to the Karstadt stores.
The partnership agreement was terminated within the financial year ending September 30, 2021.
OUTFITTER GmbH and o5 Logistik GmbH are as of September 30, 2021 not within the consolidation scope of Signa Retail Selection AG anymore.